Investments in Marketable Debt Securities, Available-for-Sale (Details) - Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position
$ in Thousands
Dec. 31, 2021 USD ($)
Investments in Marketable Debt Securities, Available-for-Sale (Details) - Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position [Line Items]
Less than 12 months, Fair Value	$ 149,512
Less than 12 months, Gross Unrealized Losses	(381)
12 months or greater, Fair Value
12 months or greater, Gross Unrealized Losses
Total, Fair Value	149,512
Total, Gross Unrealized Losses	(381)
Corporate Debt Securities [Member]
Investments in Marketable Debt Securities, Available-for-Sale (Details) - Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position [Line Items]
Less than 12 months, Fair Value	113,806
Less than 12 months, Gross Unrealized Losses	(303)
12 months or greater, Fair Value
12 months or greater, Gross Unrealized Losses
Total, Fair Value	113,806
Total, Gross Unrealized Losses	(303)
US Treasury Securities [Member]
Investments in Marketable Debt Securities, Available-for-Sale (Details) - Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position [Line Items]
Less than 12 months, Fair Value	5,604
Less than 12 months, Gross Unrealized Losses	(12)
12 months or greater, Fair Value
12 months or greater, Gross Unrealized Losses
Total, Fair Value	5,604
Total, Gross Unrealized Losses	(12)
Asset-Backed Security and Other [Member]
Investments in Marketable Debt Securities, Available-for-Sale (Details) - Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position [Line Items]
Less than 12 months, Fair Value	7,961
Less than 12 months, Gross Unrealized Losses	(32)
12 months or greater, Fair Value
12 months or greater, Gross Unrealized Losses
Total, Fair Value	7,961
Total, Gross Unrealized Losses	(32)
Debt Security, Government, Non-US [Member]
Investments in Marketable Debt Securities, Available-for-Sale (Details) - Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position [Line Items]
Less than 12 months, Fair Value	20,140
Less than 12 months, Gross Unrealized Losses	(34)
12 months or greater, Fair Value
12 months or greater, Gross Unrealized Losses
Total, Fair Value	20,140
Total, Gross Unrealized Losses	(34)
Certificates of Deposit [Member]
Investments in Marketable Debt Securities, Available-for-Sale (Details) - Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position [Line Items]
Less than 12 months, Fair Value	2,001
Less than 12 months, Gross Unrealized Losses
12 months or greater, Fair Value
12 months or greater, Gross Unrealized Losses
Total, Fair Value	2,001
Total, Gross Unrealized Losses